CONDENSED COMBINED/CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - 10-K (Statement) - USD ($) $ in Thousands	Total	Common Stock	Retained Earnings	Non-Controlling Interest
Beginning balance (in shares) at Dec. 31, 2020		128,723,386
Beginning balance at Dec. 31, 2020	$ (39,104)	$ 129	$ (40,992)	$ 1,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends on common stock	(33,654)		(33,654)
Net income attributable to noncontrolling interest	0
Net Income	47,947		47,947
Ending balance (in shares) at Dec. 31, 2021		128,723,386
Ending balance at Dec. 31, 2021	$ (24,811)	$ 129	(26,699)	1,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, dividends, declared (in us dollars per share)	$ 0.26
Contributions	$ 3,246			3,246
Dividends on common stock	(60,280)		(60,280)
Net income attributable to noncontrolling interest	0
Net Income	$ 150,496		150,496
Ending balance (in shares) at Dec. 31, 2022	128,723,386	128,723,386
Ending balance at Dec. 31, 2022	$ 68,651	$ 129	63,517	5,005
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, dividends, declared (in us dollars per share)	$ 0.47
Dividends on common stock	$ (18,513)		(18,513)
Net income attributable to noncontrolling interest	1			1
Net Income	37,597		37,597
Ending balance (in shares) at Mar. 31, 2023		128,723,386
Ending balance at Mar. 31, 2023	$ 87,736	$ 129	82,601	5,006
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, dividends, declared (in us dollars per share)	$ 0.1438
Beginning balance (in shares) at Dec. 31, 2022	128,723,386	128,723,386
Beginning balance at Dec. 31, 2022	$ 68,651	$ 129	63,517	5,005
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to noncontrolling interest	3
Net Income	58,815
Ending balance (in shares) at Jun. 30, 2023		128,723,386
Ending balance at Jun. 30, 2023	$ 83,741	$ 129	78,604	5,008
Beginning balance (in shares) at Dec. 31, 2022	128,723,386	128,723,386
Beginning balance at Dec. 31, 2022	$ 68,651	$ 129	63,517	5,005
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions	587			587
Dividends on common stock	(80,394)		(80,394)
Net income attributable to noncontrolling interest	8			8
Net Income	$ 112,874		112,874
Ending balance (in shares) at Dec. 31, 2023	128,723,386	128,723,386
Ending balance at Dec. 31, 2023	$ 101,726	$ 129	95,997	5,600
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, dividends, declared (in us dollars per share)	$ 0.62
Beginning balance (in shares) at Mar. 31, 2023		128,723,386
Beginning balance at Mar. 31, 2023	$ 87,736	$ 129	82,601	5,006
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends on common stock	(25,215)		(25,215)
Net income attributable to noncontrolling interest	2			2
Net Income	21,218		21,218
Ending balance (in shares) at Jun. 30, 2023		128,723,386
Ending balance at Jun. 30, 2023	$ 83,741	$ 129	78,604	5,008
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, dividends, declared (in us dollars per share)	$ 0.1959
Beginning balance (in shares) at Dec. 31, 2023	128,723,386	128,723,386
Beginning balance at Dec. 31, 2023	$ 101,726	$ 129	95,997	5,600
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends on common stock	(17,474)		(17,474)
Net income attributable to noncontrolling interest	2			2
Net Income	49,138		49,138
Ending balance (in shares) at Mar. 31, 2024		128,723,386
Ending balance at Mar. 31, 2024	$ 133,593	$ 129	127,661	5,602
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, dividends, declared (in us dollars per share)	$ 0.1358
Beginning balance (in shares) at Dec. 31, 2023	128,723,386	128,723,386
Beginning balance at Dec. 31, 2023	$ 101,726	$ 129	95,997	5,600
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to noncontrolling interest	4
Net Income	$ 38,228
Ending balance (in shares) at Jun. 30, 2024	152,399,733	152,399,733
Ending balance at Jun. 30, 2024	$ 578,234	$ 152	100,504	6,106
Beginning balance (in shares) at Mar. 31, 2024		128,723,386
Beginning balance at Mar. 31, 2024	133,593	$ 129	127,661	5,602
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions	502			502
Dividends on common stock	(16,247)		(16,247)
Net income attributable to noncontrolling interest	2			2
Net Income	$ (10,910)		(10,910)
Ending balance (in shares) at Jun. 30, 2024	152,399,733	152,399,733
Ending balance at Jun. 30, 2024	$ 578,234	$ 152	$ 100,504	$ 6,106
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, dividends, declared (in us dollars per share)	$ 0.1066